INCOME TAX AND DEFERRED TAX ASSETS - Reconciliation of the statutory income tax rate and the effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the statutory income tax rate and the Company's effective income tax
PRC statutory income tax rate	25.00%
China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of valuation and deferred tax adjustments	0.00%	0.00%	(1.65%)
Effective rate	0.00%	0.00%	(1.65%)
U.K
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate	19.00%	19.00%	19.00%
Valuation allowance recognized with respect to the loss	(19.00%)	(19.00%)	(19.00%)
Effect of valuation and deferred tax adjustments	0.00%	0.00%	0.00%
Effective rate	0.00%	0.00%	0.00%
Hong Kong | China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Valuation allowance recognized with respect to the loss	(16.50%)	(16.50%)	(16.50%)
PRC | China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Valuation allowance recognized with respect to the loss	(25.00%)	(25.00%)	(25.00%)